Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Fair Value Measurements [Abstract]
Number of aircraft written down	1	1	2
Recognized impairment charge of aircraft	$ 8.8	$ 11.4	$ 7.5